OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Lease [Abstract]
Summary of right of use asset and lease liability

Due to the adoption of IFRS 16, all lease with a term of more than 12 months are to be recognized as right-of-use asset and should recognize depreciation accordingly on a present value basis. The related information is displayed as follows:

	Right-of-Use Assets	Lease Liability
	Thousand US$	Thousand US$
As at January 1, 2019 (Note 3.1)	34,743	34,377
Additions	20,975	20,975
Interest expense effect during the year	—	920
Disposals	(5,366)	(5,468)
Depreciation	(2,135)	—
Lease paid back for distribution	—	(2,533)
Exchange adjustments	336	333
Balance at December 31, 2019	48,553	48,604
Including current portion	N/A	3,745

Schedule of non-cancellable operating lease receivables

	At December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Within one year	195	224	475
In the second to fifth years inclusive	780	896	1,898
Over five years	3,338	2,518	5,117
	4,313	3,638	7,490